Stockholders' Equity - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 22, 2008	Jun. 30, 2013
Share Repurchases [Line Items]
Amount available for repurchase under the current share repurchase program approved by the company's Board of Directors	$ 40.0
Unused amount of share repurchase program		$ 3.6
Expiration date of the share repurchase program		Sep. 30, 2013